Pension Benefits	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension Benefits
PENSION BENEFITS
Certain of Delphi’s non-U.S. subsidiaries sponsor defined benefit pension plans, which generally provide benefits based on negotiated amounts for each year of service. Delphi’s primary non-U.S. plans are located in France, Germany, Mexico, Portugal and the United Kingdom (“U.K.”). The U.K. and certain Mexican plans are funded. In addition, Delphi has defined benefit plans in South Korea, Turkey and Italy for which amounts are payable to employees immediately upon separation. The obligations for these plans are recorded over the requisite service period.
Delphi sponsors a Supplemental Executive Retirement Program (“SERP”) for those employees who were U.S. executives of DPHH prior to September 30, 2008 and were still U.S. executives of Delphi on October 7, 2009, the effective date of the program. This program is unfunded. Executives receive benefits over 5 years after an involuntary or voluntary separation from Delphi. The SERP is closed to new members.
Amounts disclosed within this note include amounts attributable to the Company's discontinued operations, which were not significant in any period disclosed.
Funded Status
The amounts shown below reflect the change in the U.S. defined benefit pension obligations during 2014 and 2013.

	Year Ended December 31,
	2014	2013
	(in millions)
Benefit obligation at beginning of year	$69	$80
Interest cost	2	2
Actuarial loss (gain)	2	(2)
Benefits paid	(13)	(11)
Benefit obligation at end of year	60	69
Change in plan assets:
Fair value of plan assets at beginning of year	—	—
Delphi contributions	13	11
Benefits paid	(13)	(11)
Fair value of plan assets at end of year	—	—
Underfunded status	(60)	(69)
Amounts recognized in the consolidated balance sheets consist of:
Current liabilities	(9)	(12)
Non-current liabilities	(51)	(57)
Total	(60)	(69)
Amounts recognized in accumulated other comprehensive income consist of (pre-tax):
Actuarial loss	13	11
Total	$13	$11

The amounts shown below reflect the change in the non-U.S. defined benefit pension obligations during 2014 and 2013.

	Year Ended December 31,
	2014	2013
	(in millions)
Benefit obligation at beginning of year	$2,105	$1,972
Service cost	57	53
Interest cost	94	85
Actuarial loss	255	39
Benefits paid	(100)	(86)
Impact of curtailments	2	(5)
Exchange rate movements and other	(175)	47
Benefit obligation at end of year	2,238	2,105
Change in plan assets:
Fair value of plan assets at beginning of year	1,199	1,109
Actual return on plan assets	156	56
Delphi contributions	97	98
Benefits paid	(100)	(86)
Exchange rate movements and other	(88)	22
Fair value of plan assets at end of year	1,264	1,199
Underfunded status	(974)	(906)
Amounts recognized in the consolidated balance sheets consist of:
Current liabilities	(19)	(14)
Non-current liabilities	(955)	(892)
Total	(974)	(906)
Amounts recognized in accumulated other comprehensive income consist of (pre-tax):
Actuarial loss	409	278
Prior service cost	—	1
Total	$409	$279

The projected benefit obligation (“PBO”), accumulated benefit obligation (“ABO”), and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets and with plan assets in excess of accumulated benefit obligations are as follows:

	U.S. Plans		Non-U.S. Plans
	2014	2013	2014	2013
	(in millions) Plans with ABO in Excess of Plan Assets
PBO	$60	$69	$2,092	$1,956
ABO	60	69	1,870	1,749
Fair value of plan assets at end of year	—	—	1,133	1,052
	Plans with Plan Assets in Excess of ABO
PBO	$—	$—	$146	$149
ABO	—	—	98	100
Fair value of plan assets at end of year	—	—	131	147
	Total
PBO	$60	$69	$2,238	$2,105
ABO	60	69	1,968	1,849
Fair value of plan assets at end of year	—	—	1,264	1,199

Benefit costs presented below were determined based on actuarial methods and included the following:

	U.S. Plans
	Year Ended December 31,
	2014	2013	2012
	(in millions)
Interest cost	$2	$2	$3
Net periodic benefit cost	$2	$2	$3

	Non-U.S. Plans
	Year Ended December 31,
	2014	2013	2012
	(in millions)
Service cost	$57	$53	$44
Interest cost	94	85	84
Expected return on plan assets	(77)	(70)	(65)
Settlement loss	3	2	—
Curtailment loss	2	—	—
Amortization of actuarial losses	8	7	—
Other	—	1	1
Net periodic benefit cost	$87	$78	$64

Other postretirement benefit obligations were approximately $5 million and $7 million at December 31, 2014 and 2013, respectively.
Experience gains and losses, as well as the effects of changes in actuarial assumptions and plan provisions are recognized in other comprehensive income. Cumulative gains and losses in excess of 10% of the PBO for a particular plan are amortized over the average future service period of the employees in that plan. The estimated actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2015 is $20 million.
The principal assumptions used to determine the pension expense and the actuarial value of the projected benefit obligation for the U.S. and non-U.S. pension plans were:
Assumptions used to determine benefit obligations at December 31:

	Pension Benefits
	U.S. Plans		Non-U.S. Plans
	2014	2013	2014	2013
Weighted-average discount rate	2.50%	3.00%	3.67%	4.58%
Weighted-average rate of increase in compensation levels	N/A	N/A	3.65%	3.85%
Assumptions used to determine net expense for years ended December 31:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2014	2013	2012	2014	2013	2012
Weighted-average discount rate	3.00%	2.40%	3.30%	4.58%	4.41%	5.24%
Weighted-average rate of increase in compensation levels	N/A	N/A	N/A	3.85%	3.50%	3.66%
Weighted-average expected long-term rate of return on plan assets	N/A	N/A	N/A	6.35%	6.44%	6.43%

Delphi selects discount rates by analyzing the results of matching each plan’s projected benefit obligations with a portfolio of high-quality fixed income investments rated AA-or higher by Standard and Poor’s.
Delphi does not have any U.S. pension assets; therefore no U.S. asset rate of return calculation was necessary. The primary funded non-U.S. plans are in the U.K. and Mexico. For the determination of 2014 expense, Delphi assumed a long-term expected asset rate of return of approximately 6.25% and 7.50% for the U.K. and Mexico, respectively. Delphi evaluated input from local actuaries and asset managers, including consideration of recent fund performance and historical returns, in developing the long-term rate of return assumptions. The assumptions for the U.K. and Mexico are primarily long-term, prospective rates. To determine the expected return on plan assets, the market-related value of approximately 50% of our plan assets is actual fair value. The expected return on the remainder of our plan assets is determined by applying the expected long-term rate of return on assets to a calculated market-related value of these plan assets, which recognizes changes in the fair value of the plan assets in a systematic manner over five years.
Delphi’s pension expense for 2015 is determined at the 2014 year end measurement date. For purposes of analysis, the following table highlights the sensitivity of the Company’s pension obligations and expense to changes in key assumptions:

Change in Assumption	Impact on Pension Expense	Impact on PBO
25 basis point (“bp”) decrease in discount rate	+ $8 million	+ $102 million
25 bp increase in discount rate	- $6 million	- $95 million
25 bp decrease in long-term expected return on assets	+ $3 million	—
25 bp increase in long-term expected return on assets	- $3 million	—

The above sensitivities reflect the effect of changing one assumption at a time. It should be noted that economic factors and conditions often affect multiple assumptions simultaneously and the effects of changes in key assumptions are not necessarily linear. The above sensitivities also assume no changes to the design of the pension plans and no major restructuring programs.
Pension Funding
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Projected Pension Benefit Payments
	U.S. Plans	Non-U.S. Plans
	(in millions)
2015	$9	$81
2016	10	72
2017	10	76
2018	9	81
2019	7	86
2020 – 2024	15	535

Delphi anticipates making pension contributions and benefit payments of approximately $90 million in 2015.
Delphi sponsors defined contribution plans for certain hourly and salaried employees. Expense related to the contributions for these plans was $55 million, $49 million, and $48 million for the years ended December 31, 2014, 2013 and 2012, respectively.
Plan Assets
Certain pension plans sponsored by Delphi invest in a diversified portfolio consisting of an array of asset classes that attempts to maximize returns while minimizing volatility. These asset classes include developed market equities, emerging market equities, private equity, global high quality and high yield fixed income, real estate and absolute return strategies.
The fair values of Delphi’s pension plan assets weighted-average asset allocations at December 31, 2014 and 2013, by asset category, are as follows:

	Fair Value Measurements at December 31, 2014
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in millions)
Cash	$29	$29	$—	$—
Time deposits	8	—	8	—
Equity mutual funds	461	—	461	—
Bond mutual funds	265	—	265	—
Real estate trust funds	41	—	—	41
Hedge Funds	102	—	—	102
Insurance contracts	1	—	—	1
Debt securities	307	291	16	—
Equity securities	50	50	—	—
Total	$1,264	$370	$750	$144

	Fair Value Measurements at December 31, 2013
Asset Category	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in millions)
Cash	$64	$64	$—	$—
Time deposits	7	—	7	—
Equity mutual funds	412	—	412	—
Bond mutual funds	271	—	271	—
Real estate trust funds	45	—	—	45
Hedge Funds	90	—	—	90
Insurance contracts	4	—	—	4
Debt securities	249	249	—	—
Equity securities	57	57	—	—
Total	$1,199	$370	$690	$139

Following is a description of the valuation methodologies used for pension assets measured at fair value.
Time deposits—The fair value of fixed-maturity certificates of deposit was estimated using the rates offered for deposits of similar remaining maturities.
Equity mutual funds—The fair value of the equity mutual funds is determined by the indirect quoted market prices on regulated financial exchanges of the underlying investments included in the fund.
Bond mutual funds—The fair value of the bond mutual funds is determined by the indirect quoted market prices on regulated financial exchanges of the underlying investments included in the fund.
Real estate—The fair value of real estate properties is estimated using an annual appraisal provided by the administrator of the property investment. Management believes this is an appropriate methodology to obtain the fair value of these assets.
Hedge funds—The fair value of the hedge funds is accounted for by a custodian. The custodian obtains valuations from the underlying hedge fund managers based on market quotes for the most liquid assets and alternative methods for assets that do not have sufficient trading activity to derive prices. Management and the custodian review the methods used by the underlying managers to value the assets. Management believes this is an appropriate methodology to obtain the fair value of these assets.
Insurance contracts—The insurance contracts are invested in a fund with guaranteed minimum returns. The fair values of these contracts are based on the net asset value underlying the contracts.
Debt securities—The fair value of debt securities is determined by direct quoted market prices on regulated financial exchanges.
Equity securities—The fair value of equity securities is determined by direct quoted market prices on regulated financial exchanges.

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Real Estate Trust Fund	Hedge Funds	Insurance Contracts
	(in millions)
Beginning balance at December 31, 2012	$42	$91	$3
Actual return on plan assets:
Relating to assets still held at the reporting date	2	4	—
Purchases, sales and settlements	1	(5)	1
Ending balance at December 31, 2013	$45	$90	$4
Actual return on plan assets:
Relating to assets still held at the reporting date	(5)	5	—
Purchases, sales and settlements	1	7	(3)
Ending balance at December 31, 2014	$41	$102	$1